Share-based Compensation - Assumptions to estimate the fair value of the options (Details) - Stock options	12 Months Ended
Dec. 31, 2022 $ / shares
Share-Based Compensation
Average risk-free rate of interest	1.88%
Expected volatility	41.60%
Dividend yield (as a percent)	0.00%
Contractual term (in years)	10 years
Fair value of the underlying shares on the date of option grants (in dollars per share)	$ 0.0071